Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of long-term debt

As at	Dec 31 2018	Dec 31 2017
Unsecured notes
(i) 3.25% due December 15, 2019	$349,026	$348,060
(ii) 5.25% due March 1, 2022	248,480	248,072
(iii) 4.25% due December 1, 2024	297,232	296,873
(iv) 5.65% due December 1, 2044	295,238	295,158
	1,189,976	1,188,163
Egypt limited recourse debt facilities	101,226	241,190
Other limited recourse debt facilities
(i) LIBOR+0.75% to LIBOR+2.5% due through 2019 to 2021	5,483	72,918
(ii) 5.58% due through June 30, 2031	77,709	—
(iii) 5.35% due through September 30, 2033	83,892	—
	167,084	72,918
Total long-term debt[1]	1,458,286	1,502,271
Less current maturities[1]	(383,793)	(55,905)
	$1,074,493	$1,446,366

[1]	Long-term debt and current maturities are presented net of discounts and deferred financing fees of $17.6 million as at December 31, 2018 (2017 - $17.8 million).

Schedule of minimum principal payments for long-term debt
The minimum principal payments for long-term debt in aggregate and for each of the five succeeding years are as follows:

	Egypt limited recourse debt facilities	Other limited recourse debt facilities	Unsecured notes	Total
2019	$27,640	$8,352	$350,000	$385,992
2020	29,525	10,452	—	39,977
2021	31,552	9,129	—	40,681
2022	16,606	10,213	250,000	276,819
2023	—	10,778	—	10,778
Thereafter	—	121,604	600,000	721,604
	$105,323	$170,528	$1,200,000	$1,475,851